Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Cost of Revenue [Abstract]
Schedule of Cost of Revenue
	Year Ended December 31,
	2023	2022	2021
Purchase of finished goods	€18,804,222	€33,306,036	€14,985,191
Purchase of raw materials	1,530	1,530	2,395
Outsourcing service	22,184	22,184	4,655
Inventory adjustment	(6,784,373)	(6,784,373)	(92,896)
	€12,043,563	€26,545,377	€14,899,345